Equity affiliates, other investments and related parties - Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Joint Ventures
Non-current assets	$ 201,586	$ 188,916	$ 184,125
Cash and cash equivalents	26,202	25,844	27,263	$ 33,026
TOTAL ASSETS	291,055	285,487	283,654
Shareholders' equity - TotalEnergies share	114,883	117,858	116,753
Shareholder's equity - Non controlling interests	2,640	2,397	2,700
Non-current financial debt	48,995	43,533	40,478
Current financial debts	12,038	10,024	9,590
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	291,055	285,487	283,654
Revenues from sales	182,344	195,610	218,945
Income taxes	(9,092)	(10,775)	(13,301)
Net income	13,357	16,031	21,510
Non-controlling interests	230	273	126
Other comprehensive income	306	834	1,107
Equity value	30,665	27,872	25,895
Profit/(loss)	2,553	1,575	1,845
Share of other comprehensive income, net amount	(484)	(246)	(208)
Goodwill	$ 12,501	11,265
GIP III Zephyr Holdings, LLC | Clearway Energy LLC
Joint Ventures
Proportion of ownership interest in subsidiary	42.00%
Integrated LNG
Joint Ventures
Goodwill	$ 3,476	3,304
Integrated Power
Joint Ventures
Goodwill	5,368	4,360
Refining & Chemicals
Joint Ventures
Goodwill	608	643
Liquefaction entities | Integrated LNG
Joint Ventures
Non-current assets	62,465	59,764	62,461
Current assets excluding cash and cash equivalents	5,446	5,390	2,832
Cash and cash equivalents	3,421	5,184	4,690
TOTAL ASSETS	71,332	70,338	69,983
Shareholders' equity - TotalEnergies share	29,162	25,231	20,438
Other non-current liabilities	11,025	11,822	10,399
Non-current financial debt	27,422	29,565	36,144
Other current liabilities	1,713	1,707	3,002
Current financial debts	2,010	2,013
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	71,332	70,338	69,983
Revenues from sales	14,957	17,212	17,605
Depreciation and depletion of tangible assets and mineral interests	(2,904)	(2,899)	(2,700)
Interest income	152	55	32
Interest expense	(2,470)	(2,901)	(3,146)
Income taxes	(264)	(2,656)	(1,798)
Net income	4,146	4,986	5,122
Other comprehensive income	(90)	(76)	(52)
Equity value	6,839	5,996	4,941
Including goodwill and identifiable assets	357	392	430
Profit/(loss)	891	1,061	1,058
Share of other comprehensive income, net amount	(23)	(20)	(14)
Dividends paid to TotalEnergies	25	37	418
Yamal LNG
Joint Ventures
Equity value	$ 5,835
Yamal LNG | Integrated LNG
Joint Ventures
% owned	20.02%
Ichthys LNG PTY Limited | Integrated LNG
Joint Ventures
% owned	26.00%
Marsa LNG LLC | Integrated LNG
Joint Ventures
% owned	80.00%
GIP III Zephyr Holdings, LLC | Integrated Power
Joint Ventures
Non-current assets	$ 14,320	14,258	13,111
Current assets excluding cash and cash equivalents	749	366	375
Cash and cash equivalents	746	813	1,313
TOTAL ASSETS	15,815	15,437	14,799
Shareholders' equity - TotalEnergies share	450	539	604
Shareholder's equity - Non controlling interests	2,425	2,756	1,912
Other non-current liabilities	2,619	1,645	1,460
Non-current financial debt	8,940	9,538	9,598
Other current liabilities	886	380	414
Current financial debts	495	579	811
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	15,815	15,437	14,799
Revenues from sales	1,748	1,609	1,452
Depreciation and depletion of tangible assets and mineral interests	(568)	(490)	(460)
Interest income	71	37	40
Interest expense	(672)	(357)	(315)
Income taxes	(7)	(15)
Net income	121	135	83
Non-controlling interests	$ (4)	$ 180	(126)
Other comprehensive income			$ (2)
% owned	50.00%	50.00%	50.00%
Equity value	$ 2,186	$ 2,241	$ 2,283
Including goodwill and identifiable assets	1,961	1,971	1,981
Profit/(loss)	51	58	29
Share of other comprehensive income, net amount			(1)
Dividends paid to TotalEnergies	105	100	100
Goodwill	1,755
Hanwha TotalEnergies Petrochemical Co | Refining & Chemicals
Joint Ventures
Non-current assets	3,265	3,373	3,959
Current assets excluding cash and cash equivalents	1,693	1,530	2,089
Cash and cash equivalents	388	348	113
TOTAL ASSETS	5,347	5,251	6,161
Shareholders' equity - TotalEnergies share	2,305	2,467	2,963
Other non-current liabilities	144	148	174
Non-current financial debt	1,974	1,017	858
Other current liabilities	565	873	1,137
Current financial debts	359	746	1,029
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	5,347	5,251	6,161
Revenues from sales	7,548	8,616	8,754
Depreciation and depletion of tangible assets and mineral interests	(267)	(278)	(281)
Interest expense	(72)	(80)	(67)
Income taxes	52	(8)	10
Net income	(232)	(136)	(28)
Other comprehensive income	$ 70	$ (361)	$ (105)
% owned	50.00%	50.00%	50.00%
Equity value	$ 1,152	$ 1,234	$ 1,482
Profit/(loss)	(116)	(68)	(14)
Share of other comprehensive income, net amount	$ 12	$ (176)	(69)
Dividends paid to TotalEnergies			$ 25